AMCAP Fund®
Investment portfolio
November 30, 2019
unaudited
Common stocks 91.38% Health care 22.24%	Shares	Value (000)
UnitedHealth Group Inc.	7,442,554	$2,082,948
Abbott Laboratories	23,941,155	2,045,772
Amgen Inc.	5,041,536	1,183,349
Thermo Fisher Scientific Inc.	3,656,852	1,148,069
BioMarin Pharmaceutical Inc.[1,2]	10,986,563	886,725
Humana Inc.	2,557,067	872,548
Gilead Sciences, Inc.	12,760,813	858,037
Illumina, Inc.[2]	2,271,550	728,622
PerkinElmer, Inc.[1]	6,389,401	593,575
Edwards Lifesciences Corp.[2]	2,304,384	564,436
AbbVie Inc.	6,018,392	527,994
IQVIA Holdings Inc.[2]	3,451,078	503,788
Centene Corp.[2]	7,622,963	460,961
Stryker Corp.	2,046,451	419,236
Eli Lilly and Co.	3,198,245	375,314
Integra LifeSciences Holdings Corp.[1,2]	5,554,482	338,768
Insulet Corp.[2]	1,377,632	255,826
West Pharmaceutical Services, Inc.	1,433,617	210,785
Anthem, Inc.	564,149	162,847
Vertex Pharmaceuticals Inc.[2]	660,294	146,420
Molina Healthcare, Inc.[2]	1,076,912	145,922
Cigna Corp.	699,149	139,774
PRA Health Sciences, Inc.[2]	1,212,927	131,979
Boston Scientific Corp.[2]	2,999,198	129,715
LivaNova PLC[2]	1,399,626	117,233
Johnson & Johnson	849,773	116,835
Danaher Corp.	746,301	108,945
AstraZeneca PLC	912,556	88,023
Merck & Co., Inc.	600,839	52,381
		15,396,827
Information technology 21.54%
Microsoft Corp.	12,855,693	1,946,095
Broadcom Inc.	4,743,180	1,499,841
Mastercard Inc., Class A	4,310,805	1,259,747
ASML Holding NV	3,334,134	907,284
FleetCor Technologies, Inc.[2]	2,696,569	827,631
Autodesk, Inc.[2]	4,292,953	776,595
Fidelity National Information Services, Inc.	5,079,967	701,797
Accenture PLC, Class A	2,812,298	565,722
Micron Technology, Inc.[2]	11,488,829	545,834
Intel Corp.	9,125,821	529,754
Adobe Inc.[2]	1,175,686	363,910
Qorvo, Inc.[2]	3,456,076	360,158
Fiserv, Inc.[2]	3,070,287	356,890
Applied Materials, Inc.	5,713,149	330,791
Visa Inc., Class A	1,718,841	317,143
AMCAP Fund — Page 1 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
ServiceNow, Inc.[2]	995,328	$281,718
NetApp, Inc.	3,751,104	227,279
Amphenol Corp., Class A	2,128,381	221,352
Skyworks Solutions, Inc.	2,170,856	213,395
DocuSign, Inc.[2]	2,618,981	186,498
Ceridian HCM Holding Inc.[2]	2,799,252	168,963
PayPal Holdings, Inc.[2]	1,561,983	168,710
TE Connectivity Ltd.	1,599,572	148,296
Workday, Inc., Class A2	803,471	143,918
Kingdee International Software Group Co. Ltd.	119,446,000	118,408
Apple Inc.	431,242	115,249
Trimble Inc.[2]	2,806,981	113,767
Texas Instruments Inc.	931,136	111,932
Atlassian Corp. PLC, Class A2	875,686	111,308
salesforce.com, inc.[2]	683,117	111,273
Samsung Electronics Co., Ltd.	2,589,817	110,289
Global Payments Inc.	606,138	109,772
Fair Isaac Corp.[2]	297,421	109,377
SVMK Inc.[2]	5,788,753	98,814
Taiwan Semiconductor Manufacturing Co., Ltd.	9,718,000	97,147
Lam Research Corp.	356,045	95,003
International Business Machines Corp.	699,813	94,090
MongoDB, Inc., Class A2	630,559	93,764
SS&C Technologies Holdings, Inc.	1,299,653	78,044
Slack Technologies, Inc., Class A2	2,603,002	59,400
CDK Global, Inc.	999,733	53,536
PTC, Inc.[2]	550,753	42,188
Zoom Video Communications, Inc., Class A2	500,585	37,294
Intuit Inc.	109,971	28,470
RealPage, Inc.[2]	503,865	27,728
QUALCOMM Inc.	288,723	24,123
HubSpot, Inc.[2]	133,764	20,198
Zendesk, Inc.[2]	45,563	3,599
		14,914,094
Communication services 12.05%
Netflix, Inc.[2]	6,406,188	2,015,771
Facebook, Inc., Class A2	9,583,938	1,932,505
Alphabet Inc., Class C2	732,783	956,252
Alphabet Inc., Class A2	684,097	892,124
Activision Blizzard, Inc.	15,207,128	833,807
Charter Communications, Inc., Class A2	1,035,623	486,753
Tencent Holdings Ltd.	10,251,318	434,513
Comcast Corp., Class A	3,704,210	163,541
Electronic Arts Inc.[2]	1,433,797	144,828
CBS Corp., Class B	3,486,068	140,767
Cable One, Inc.	84,178	129,213
JCDecaux SA	3,199,145	91,637
New York Times Co., Class A	1,999,466	64,483
Fox Corp., Class A	1,499,599	53,626
Walt Disney Co.	26,283	3,984
		8,343,804
AMCAP Fund — Page 2 of 8

unaudited
Common stocks (continued) Industrials 10.46%	Shares	Value (000)
TransDigm Group Inc.	2,017,556	$1,144,156
Old Dominion Freight Line, Inc.[1]	5,020,098	961,801
General Dynamics Corp.	4,319,845	785,089
CSX Corp.	10,578,673	756,798
Northrop Grumman Corp.	1,486,303	522,837
Equifax Inc.	2,822,654	394,155
Middleby Corp.[1,2]	3,404,597	394,116
Boeing Co.	619,534	226,861
Stanley Black & Decker, Inc.	1,350,639	213,050
L3Harris Technologies, Inc.	1,038,822	208,897
Waste Management, Inc.	1,749,532	197,540
Air Lease Corp., Class A	3,936,948	182,792
Masco Corp.	3,599,038	167,535
Caterpillar Inc.	1,008,524	145,964
AMETEK, Inc.	1,443,304	142,901
Fortive Corp.	1,804,718	130,246
Safran SA	771,147	126,119
Textron Inc.	2,299,386	106,324
Union Pacific Corp.	564,849	99,408
Waste Connections, Inc.	792,388	71,751
Westinghouse Air Brake Technologies Corp.	754,698	59,297
Armstrong World Industries, Inc.	601,242	57,731
United Technologies Corp.	376,899	55,909
IDEX Corp.	169,955	27,658
Verisk Analytics, Inc.	169,455	24,991
Deere & Co.	133,464	22,429
Boyd Group Income Fund	92,985	14,052
Stericycle, Inc.[2]	600	38
		7,240,445
Consumer discretionary 8.58%
Amazon.com, Inc.[2]	664,602	1,196,815
Alibaba Group Holding Ltd. (ADR)[2]	3,251,231	650,246
Alibaba Group Holding Ltd.[2]	1,014,200	25,705
Marriott International, Inc., Class A	4,526,959	635,404
Booking Holdings Inc.[2]	272,177	518,233
NIKE, Inc., Class B	5,366,924	501,754
Hilton Worldwide Holdings Inc.	4,051,417	425,399
Ross Stores, Inc.	2,822,346	327,815
Wynn Resorts, Ltd.	2,113,696	255,440
Williams-Sonoma, Inc.	3,526,677	244,751
Galaxy Entertainment Group Ltd.	22,880,000	149,648
NVR, Inc.[2]	34,591	131,165
Texas Roadhouse, Inc.	1,999,466	115,769
Home Depot, Inc.	519,861	114,635
TJX Companies, Inc.	1,799,519	110,005
CarMax, Inc.[2]	849,773	82,649
MGM Resorts International	2,399,359	76,660
EssilorLuxottica	417,775	64,897
Helen of Troy Ltd.[2]	399,893	64,551
Thor Industries, Inc.	999,755	63,754
TopBuild Corp.[2]	504,269	55,611
Signet Jewelers Ltd.	2,499,332	45,913
Chipotle Mexican Grill, Inc.[2]	49,787	40,523
AMCAP Fund — Page 3 of 8

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Industria de Diseño Textil, SA	727,406	$22,647
Las Vegas Sands Corp.	337,410	21,172
		5,941,161
Financials 5.06%
First Republic Bank	5,462,691	600,350
Aon PLC, Class A	2,201,612	448,270
JPMorgan Chase & Co.	3,253,550	428,688
S&P Global Inc.	1,490,140	394,366
Arch Capital Group Ltd.[2]	5,768,458	242,102
Kotak Mahindra Bank Ltd.	9,330,769	210,086
Willis Towers Watson PLC	839,176	164,848
Essent Group Ltd.	2,865,234	156,585
HDFC Bank Ltd.	8,431,872	149,855
Berkshire Hathaway Inc., Class B2	679,418	149,676
AIA Group Ltd.	12,151,600	121,701
CME Group Inc., Class A	509,724	103,336
London Stock Exchange Group PLC	1,123,180	99,827
SVB Financial Group[2]	244,579	56,676
MSCI Inc.	201,258	52,164
East West Bancorp, Inc.	1,069,714	49,014
The Blackstone Group Inc., Class A	650,726	35,282
Intercontinental Exchange, Inc.	308,218	29,025
Everest Re Group, Ltd.	44,970	12,199
		3,504,050
Energy 4.46%
EOG Resources, Inc.	15,773,184	1,118,319
Concho Resources Inc.[1]	10,180,111	738,669
Diamondback Energy, Inc.	5,682,781	439,506
Canadian Natural Resources, Ltd. (CAD denominated)	10,483,498	292,887
Halliburton Co.	9,931,845	208,469
Noble Energy, Inc.	7,270,461	150,935
Schlumberger Ltd.	2,945,213	106,617
SM Energy Co.	2,799,252	23,262
Southwestern Energy Co.[2]	5,797,151	10,551
		3,089,215
Consumer staples 3.78%
Costco Wholesale Corp.	2,318,780	695,193
Constellation Brands, Inc., Class A	3,029,190	563,611
Philip Morris International Inc.	4,338,240	359,770
Herbalife Nutrition Ltd.[2]	7,148,758	326,055
Lamb Weston Holdings, Inc.	3,377,097	283,609
Walgreens Boots Alliance, Inc.	1,759,530	104,868
L’Oréal SA, non-registered shares	349,906	99,727
Reckitt Benckiser Group PLC	831,978	65,273
Altria Group, Inc.	866,368	43,058
The Estée Lauder Companies Inc., Class A	205,685	40,205
Church & Dwight Co., Inc.	424,886	29,844
Chocoladefabriken Lindt & Sprüngli AG	44	3,753
		2,614,966
AMCAP Fund — Page 4 of 8

unaudited
Common stocks (continued) Materials 1.48%	Shares	Value (000)
Valvoline Inc.[1]	14,299,278	$323,879
Linde PLC	1,117,571	230,454
Ecolab Inc.	641,828	119,810
International Flavors & Fragrances Inc.	809,784	114,366
Celanese Corp.	784,590	98,521
Air Products and Chemicals, Inc.	275,926	65,210
CCL Industries Inc., Class B, nonvoting shares	854,672	36,553
Sherwin-Williams Co.	59,284	34,570
		1,023,363
Real estate 1.23%
American Tower Corp. REIT	1,745,533	373,596
Equinix, Inc. REIT	406,915	230,660
SBA Communications Corp. REIT	590,244	139,575
Alexandria Real Estate Equities, Inc. REIT	489,869	79,614
Crown Castle International Corp. REIT	197,747	26,431
		849,876
Utilities 0.50%
NextEra Energy, Inc.	1,465,665	342,702
Total common stocks (cost: $41,347,008,000)		63,260,503
Short-term securities 8.68% Money market investments 8.68%
Capital Group Central Cash Fund 1.78%[3]	60,072,847	6,007,285
Total short-term securities (cost: $6,006,762,000)		6,007,285
Total investment securities 100.06% (cost: $47,353,770,000)		69,267,788
Other assets less liabilities (0.06)%		(40,394)
Net assets 100.00%		$69,227,394
AMCAP Fund — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended November 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 11/30/2019 (000)
Common stocks 6.12%
Health care 2.63%
BioMarin Pharmaceutical Inc.[2]	10,177,000	2,049,600	1,240,037	10,986,563	$(7,851)	$(105,136)	$—	$886,725
PerkinElmer, Inc.	7,191,234	478,872	1,280,705	6,389,401	17,652	(28,444)	1,340	593,575
Integra LifeSciences Holdings Corp.[2]	5,995,967	—	441,485	5,554,482	(6,214)	35,576	—	338,768
								1,819,068
Information technology 0.00%
Trimble Inc.[2,4]	14,536,673	1,184,532	12,914,224	2,806,981	189,917	(188,083)	—	—
Industrials 1.96%
Old Dominion Freight Line, Inc.	3,954,714	1,066,726	1,342	5,020,098	183	191,314	2,178	961,801
Middleby Corp.[2]	2,905,507	500,000	910	3,404,597	13	(30,601)	—	394,116
								1,355,917
Consumer discretionary 0.00%
Texas Roadhouse, Inc.[4]	3,875,000	—	1,875,534	1,999,466	79,145	(108,979)	2,925	—
Williams-Sonoma, Inc.[4]	5,036,664	—	1,509,987	3,526,677	25,026	29,577	6,241	—
								—
Energy 1.06%
Concho Resources Inc.	7,862,000	2,790,832	472,721	10,180,111	(31,152)	(312,970)	3,547	738,669
Materials 0.47%
Valvoline Inc.	15,053,100	—	753,822	14,299,278	(2,007)	59,771	4,728	323,879
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 1.78%[3,4]	—	116,664,927	56,592,080	60,072,847	184	522	98,062	—
Total 6.12%					$264,896	$(457,453)	$119,021	$4,237,533
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 11/30/2019.
[4]	Unaffiliated issuer at 11/30/2019.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
AMCAP Fund — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2019, all of the fund’s investments were classified as Level 1.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-002-0120O-S73173	AMCAP Fund — Page 8 of 8